Related Party Transactions - Additional Information (Detail) - USD ($)					6 Months Ended	7 Months Ended
	Aug. 31, 2020	Aug. 19, 2020	Jul. 31, 2020	Jun. 10, 2020	Jun. 30, 2021	Dec. 31, 2020	Aug. 17, 2020
Related Party Transaction [Line Items]
Proceeds from issuance of ordinary share				$ 25,000
Due to Related Parties				$ 300,000		$ 50,000	$ 236,000
Related party transaction service fee per month						25,000
Business Combination, Contingent Consideration, Liability						100,000
Due to related party					$ 424,531	284,646
Contingent consideraion liability,business combination						100,000
Repayment of related party debt						235,986
Sponsor [Member]
Related Party Transaction [Line Items]
Due to related party						285,000
Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount		$ 300,000
Notes Payable, Related Parties		236,000
Repayment of related party debt		$ 236,000
Director [Member]
Related Party Transaction [Line Items]
Business Combination, Contingent Consideration, Liability					100,000
Contingent consideraion liability,business combination					100,000
Accounts Payable [Member]
Related Party Transaction [Line Items]
Accrued business combination monthly fees						111,000
Private Placement [Member]
Related Party Transaction [Line Items]
Warrants issue value					$ 1,500,000	$ 1,500,000
Warrants issue price per warrant					$ 1.50	$ 1.50
Number of warrants issued					9,566,667	9,566,667
Proceeds from issue of warrants					$ 14,400,000	$ 14,400,000
Warrant exercise price					$ 11.50	$ 11.50
Ordinary Class A [Member]
Related Party Transaction [Line Items]
Shares issued during the period new issues shares					57,500,000	57,500,000
Percent of convertible share to outstanding shares					20.00%	20.00%
Share Price				$ 12.00
Warrant exercise price							$ 11.50
Ordinary Class B [Member]
Related Party Transaction [Line Items]
Shares issued during the period new issues shares	30,000		30,000	14,375,000
Proceeds from issuance of ordinary share				$ 25,000
Shares subject to forfeiture					1,875,000	1,875,000
Number of founder shares outstanding						14,175,000